Investment in Assets Measured at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Investment in Assets Measured at Fair Value through Profit or Loss

Note 11 – Investment in Assets Measured at Fair Value through Profit or Loss:

The Company’s investments in biomed companies are revalued at fair value through profit and loss. The fair value is determined according to valuations, which is based on recent pricing in funding rounds.

	December 31
	2025	2024
	NIS in thousands
Fair value of the investment in Fore (A)	122	2,147
Fair value of the investment in Cavnox (B)	-	-
	122	2,147

A.	F.O.R.E Biotherapeutics Ltd.

In 2015 the Company signed an investment agreement together with the Pontifa Venture Capital and additional investors, for an investment in F.O.R.E Biotherapeutics Ltd. (formerly known as NovellusDX Ltd.) (hereinafter: the “Agreement” and “Fore”).

Fore is developing an innovative technology which is intended to significantly improve the results of treatment of patients suffering from various types of cancer, using designated biological drugs.

In July 2025, Fore raised another round of series D convertible preferred stock in a lower price per share. As a result, the Company recorded approximately NIS 2 million loss.

As of December 31, 2025, the Company’s stake in Fore is approximately 0.02% of capital, undiluted (assuming conversion to ordinary shares), and approximately 0.02%, fully diluted.

Intercure Ltd.
Notes to the Consolidated Financial Statements

Note 11 – Investment in Assets Measured at Fair Value through Profit or Loss: (Cont.)

B.	Cavnox Ltd.

In October 2021, the Company signed an investment agreement with Cavnox Ltd. (hereinafter: “Cavnox”), a private Israeli company that was established on the basis of knowledge developed at the Technion Institute for Research and Development Ltd. Which relates to cannabis-based treatment for various types of cancer.

The Company invested in Cavnox a total of USD 300 thousand in return for a convertible loan which will be converted to shares of Cavnox in the next qualified financing round of Cavnox.

On December 31, 2023, the fair value of Cavnox according to the valuation is immaterial. Therefore, the Company recorded a loss in the amount of NIS 965 thousand . In 2025 Cavnox entered a liquidation process.